UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2011



[LOGO OF USAA]
   USAA(R)







PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA TAX EXEMPT LONG-TERM FUND
JUNE 30, 2011







                                                                      (Form N-Q)

48498-0811                                   (C)2011, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

June 30, 2011 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)    Principal and interest payments are insured by one of the following:
         ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., CIFG Assurance, N.A., Financial Guaranty Insurance Co., National Public Finance Guarantee Corp., Radian Asset Assurance Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: DEPFA Bank plc, Dexia Credit Local, or Merrill Lynch & Co., Inc.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the Texas Permanent School Fund.

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1  | USAA Tax Exempt Long-Term Fund
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PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CCD      Community College District
EDA      Economic Development Authority
EDC      Economic Development Corp.
ETM      Escrowed to final maturity
IDA      Industrial Development Authority/Agency
IDB      Industrial Development Board
IDC      Industrial Development Corp.
ISD      Independent School District
PRE      Prerefunded to a date prior to maturity
USD      Unified School District

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                                                   Portfolio of Investments |  2

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TAX EXEMPT LONG-TERM FUND
June 30, 2011 (unaudited)

PRINCIPAL                                                                                        MARKET
AMOUNT                                                             COUPON          FINAL          VALUE
(000)        SECURITY                                                RATE       MATURITY          (000)
-------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (94.1%)

             ALABAMA (0.9%)
$   4,245    Chatom IDB (INS)                                        5.00%      8/01/2037    $    4,274
    1,000    Marshall County Health Care Auth.                       6.25       1/01/2022         1,019
    1,150    Marshall County Health Care Auth.                       5.75       1/01/2032         1,156
    1,500    Marshall County Health Care Auth.                       5.75       1/01/2032         1,508
    2,500    Montgomery Medical Clinic Board                         4.75       3/01/2031         2,086
    2,500    Montgomery Medical Clinic Board                         4.75       3/01/2036         1,968
    7,000    Port Auth.                                              6.00      10/01/2035         7,182
    2,000    Selma IDB                                               5.80       5/01/2034         2,012
                                                                                             ----------
                                                                                                 21,205
                                                                                             ----------
             ARIZONA (3.1%)
    5,000    Goodyear                                                5.63       7/01/2039         4,944
    7,000    Maricopa County                                         5.00       6/01/2035         6,947
   10,000    Mohave County IDA                                       8.00       5/01/2025        10,952
    1,000    Phoenix Civic Improvement Corp., 5.50%,
                7/01/2013 (INS)                                      4.65(a)    7/01/2029           952
    1,500    Phoenix Civic Improvement Corp., 5.50%,
                7/01/2013 (INS)                                      4.66(a)    7/01/2030         1,413
    4,000    Pima County IDA                                         5.75       9/01/2029         4,030
    3,000    Pima County IDA                                         5.25      10/01/2040         2,749
    3,500    Scottsdale IDA                                          5.25       9/01/2030         3,491
    2,250    Scottsdale IDA (INS)                                    5.00       9/01/2035         2,211
   28,500    Univ. Medical Center Corp.                              5.00       7/01/2035        24,640
    2,000    Yavapai County IDA                                      5.63       8/01/2033         1,858
    7,500    Yavapai County IDA                                      5.63       8/01/2037         6,793
                                                                                             ----------
                                                                                                 70,980
                                                                                             ----------
             ARKANSAS (0.0%)
    1,000    Baxter County                                           4.63       9/01/2028           904
                                                                                             ----------
             CALIFORNIA (6.0%)
    6,700    Corona-Norco USD (INS)                                  5.50       8/01/2039         6,885
    2,500    Escondido Union High School District (INS)              5.00       6/01/2037         2,320
    2,000    Golden State Tobacco Securitization (INS)               4.55       6/01/2022         1,907
    5,000    Golden State Tobacco Securitization (INS)               4.60       6/01/2023         4,703
    5,000    Indio Redevelopment Agency                              5.25       8/15/2035         4,082
   17,025    Inland Empire Tobacco Securitization Auth.,
                5.75%, 12/01/2011                                    5.98(a)    6/01/2026        12,728
    2,000    Jurupa Public Finance Auth. (INS)                       5.00       9/01/2033         1,891
    3,000    Monterey Peninsula USD (INS)                            5.50       8/01/2034         3,097
   15,000    Palomar Pomerado Health                                 5.13       8/01/2037        14,175
    9,105    Public Works Board                                      5.00      11/01/2029         9,170
    2,610    Public Works Board                                      5.00       4/01/2030         2,419
    4,905    San Francisco City and County Redevelopment
                Financing Auth. (INS)                                4.88       8/01/2036         3,946
    3,000    San Marcos Schools Financing Auth. (INS)                5.00       8/15/2040         2,874
    5,000    Southern California Public Power Auth.                  5.00       7/01/2040         4,973
   24,700    State (b)                                               4.50       8/01/2030        22,664

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3  | USAA Tax Exempt Long-Term Fund
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
PRINCIPAL                                                                                        MARKET
AMOUNT                                                             COUPON          FINAL          VALUE
(000)        SECURITY                                                RATE       MATURITY          (000)
-------------------------------------------------------------------------------------------------------
$   5,000    State                                                   5.75%      4/01/2031    $    5,346
    8,100    State                                                   5.00       2/01/2032         8,002
    6,000    State                                                   5.00      11/01/2032         5,926
    5,000    State                                                   5.00      12/01/2032         4,938
    8,885    Stockton USD (INS)                                      7.33(c)    8/01/2034         1,827
    2,500    Victor Elementary School District (INS)                 5.13       8/01/2034         2,482
    5,180    Washington Township Health Care Dist.                   5.25       7/01/2030         4,849
    5,000    Washington Township Health Care Dist.                   5.50       7/01/2038         4,562
                                                                                             ----------
                                                                                                135,766
                                                                                             ----------
             COLORADO (2.1%)
    3,500    Denver Convention Center Hotel Auth. (INS)              4.75      12/01/2035         2,727
    3,000    Denver Health and Hospital Auth. (PRE)                  6.25      12/01/2033         3,554
   15,765    Denver Health and Hospital Auth.                        4.75      12/01/2034        12,909
    2,000    E-470 Public Highway Auth.                              5.38       9/01/2026         1,884
   10,000    E-470 Public Highway Auth. (INS)                        5.06(c)    9/01/2035         1,544
    1,000    Eagle Bend Metropolitan District No. 2 (INS)            5.25      12/01/2023         1,000
    4,000    Health Facilities Auth. (INS)                           5.50      12/01/2027         3,761
    3,500    Health Facilities Auth.                                 5.00       6/01/2029         3,272
    3,000    Health Facilities Auth.                                 5.25       6/01/2031         2,847
    2,000    Health Facilities Auth.                                 5.00       6/01/2035         1,730
    2,500    Health Facilities Auth.                                 5.25       6/01/2036         2,230
    8,250    State (INS)                                             5.00      11/01/2030         8,164
    2,000    Vista Ridge Metropolitan District (INS)                 5.00      12/01/2036         1,381
                                                                                             ----------
                                                                                                 47,003
                                                                                             ----------
             CONNECTICUT (1.4%)
    2,500    Health and Educational Facilities Auth. (INS)           5.13       7/01/2030         2,208
    2,000    Health and Educational Facilities Auth.                 5.00       7/01/2035         2,005
   64,950    Mashantucket (Western) Pequot Tribe, acquired
                9/18/1997-12/05/2002; Cost $62,996 (d),(e),(f)       5.75       9/01/2027        24,652
    1,500    Mashantucket (Western) Pequot Tribe, acquired
                11/07/2001; Cost $1,435 (d),(e),(f)                  5.50       9/01/2028           571
    7,500    Mashantucket (Western) Pequot Tribe, acquired
                7/19/2006-7/20/2006; Cost $7,683 (d),(e),(f)         5.50       9/01/2036         2,856
                                                                                             ----------
                                                                                                 32,292
                                                                                             ----------
             DELAWARE (0.2%)
    4,000    EDA                                                     5.40       2/01/2031         4,080
                                                                                             ----------
             DISTRICT OF COLUMBIA (1.7%)
   10,000    Community Academy Public Charter School, Inc. (INS)     4.88       5/01/2037         6,927
    7,500    Metropolitan Washington Airports Auth.                  5.13      10/01/2034         7,673
    5,000    Metropolitan Washington Airports Auth.                  5.00      10/01/2039         5,064
   10,000    Metropolitan Washington Airports Auth.                  5.63      10/01/2039        10,515
   10,000    Washington Convention & Sports Auth.                    5.00      10/01/2040         9,283
                                                                                             ----------
                                                                                                 39,462
                                                                                             ----------
             FLORIDA (6.3%)
   15,000    Brevard County School Board (INS) (b)                   5.00       7/01/2032        14,971
    5,000    Broward County School Board (INS)                       5.00       7/01/2032         4,839
    1,675    Department of Children and Family Services              5.00      10/01/2025         1,723
    2,450    Gainesville                                             5.25      10/01/2034         2,542
    4,380    Highlands County Health Facilities Auth.                5.25      11/15/2036         4,331
    1,725    Hillsborough County IDA                                 5.50      10/01/2023         1,754
    4,000    JEA Water & Sewer System                                5.00      10/01/2039         4,041
   11,125    Miami (INS)                                             5.25       7/01/2035        10,851
    4,000    Miami (INS)                                             5.25       7/01/2039         3,828

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                                                   Portfolio of Investments |  4

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
PRINCIPAL                                                                                        MARKET
AMOUNT                                                             COUPON          FINAL          VALUE
(000)        SECURITY                                                RATE       MATURITY          (000)
-------------------------------------------------------------------------------------------------------
$   6,875    Miami-Dade County                                       5.00%     10/01/2029    $    6,870
    2,700    Miami-Dade County                                       5.00      10/01/2034         2,721
   23,205    Miami-Dade County                                       5.38      10/01/2035        23,017
    5,000    Miami-Dade County                                       5.00       7/01/2040         4,826
    2,000    Miami-Dade County School Board (INS)                    5.25       2/01/2027         2,089
    5,000    Miami-Dade County School Board (INS)                    5.00       5/01/2033         5,007
    5,000    Orange County (INS)                                     5.00      10/01/2031         4,952
    3,000    Orange County Health Facilities Auth.                   5.25      10/01/2035         2,772
   10,000    Orange County Health Facilities Auth.                   4.75      11/15/2036         8,484
   12,170    Orange County School Board (INS)                        5.00       8/01/2031        12,259
    2,000    Orange County School Board (INS)                        5.00       8/01/2032         2,008
    8,000    Orange County School Board (INS)                        5.50       8/01/2034         8,201
    3,000    Orlando-Orange County Expressway Auth.                  5.00       7/01/2035         2,944
    6,000    Volusia County School Board (INS)                       5.00       8/01/2031         5,892
                                                                                             ----------
                                                                                                140,922
                                                                                             ----------
             GEORGIA (1.6%)
    3,500    Atlanta Airport                                         5.00       1/01/2035         3,422
   10,000    Burke County Dev. Auth.                                 7.00       1/01/2023        11,803
    4,000    Dahlonega Downtown Dev. Auth. (INS)                     5.00       7/01/2040         4,027
    4,000    Glynn-Brunswick Memorial Hospital Auth.                 5.63       8/01/2034         4,008
   10,000    Savannah EDA                                            6.15       3/01/2017        10,820
    1,000    Thomasville Hospital Auth.                              5.25      11/01/2035           965
    1,250    Thomasville Hospital Auth.                              5.38      11/01/2040         1,184
                                                                                             ----------
                                                                                                 36,229
                                                                                             ----------
             HAWAII (0.3%)
    6,000    State                                                   6.50       7/01/2039         6,230
                                                                                             ----------
             IDAHO (0.1%)
    1,500    Health Facilities Auth. (INS)                           5.00       7/01/2035         1,516
                                                                                             ----------
             ILLINOIS (10.3%)
      520    Chicago (INS)                                           5.25       1/01/2029           523
    4,997    Chicago                                                 6.75      12/01/2032         4,912
    3,445    Chicago-O'Hare International Airport (INS)              5.13       1/01/2020         3,475
    3,060    Chicago-O'Hare International Airport (INS)              5.13       1/01/2021         3,083
    5,000    Chicago-O'Hare International Airport                    5.75       1/01/2039         5,161
    2,000    Finance Auth.                                           5.00       4/01/2026         1,507
    5,000    Finance Auth.                                           5.50       8/15/2028         5,076
    2,500    Finance Auth. (INS)                                     5.75      11/01/2028         2,553
    5,000    Finance Auth.                                           7.25      11/01/2030         5,522
    4,500    Finance Auth.                                           5.00       4/01/2031         3,191
    7,565    Finance Auth.                                           5.50       4/01/2032         7,162
    8,000    Finance Auth.                                           6.00      10/01/2032         8,428
   17,840    Finance Auth.                                           4.50      11/15/2032        14,924
    5,000    Finance Auth.                                           5.75      10/01/2035         4,967
    9,000    Finance Auth.                                           5.00       4/01/2036         6,152
    3,770    Finance Auth.                                           5.50       4/01/2037         3,496
   20,000    Finance Auth.                                           5.38       8/15/2039        19,503
    1,205    Finance Auth.                                           5.25      10/01/2039         1,179
    9,805    Health Facilities Auth.                                 5.50       8/01/2020        10,112
    9,445    Health Facilities Auth.                                 5.25       9/01/2024         9,445
    2,500    Housing Dev. Auth.                                      4.85       1/01/2037         2,374
    5,000    Metropolitan Pier and Exposition Auth., 5.50%,
                6/15/2012 (INS)                                      5.50(a)    6/15/2020         5,090
    2,500    Metropolitan Pier and Exposition Auth., 5.55%,
                6/15/2012 (INS)                                      5.55(a)    6/15/2021         2,532
    8,000    Metropolitan Pier and Exposition Auth. (INS)            5.50       6/15/2023         8,335
   10,000    Railsplitter Tobacco Settlement Auth.                   5.50       6/01/2023        10,175
   23,980    Regional Transportation Auth. (INS)                     5.75       6/01/2020        28,245
   37,550    Regional Transportation Auth. (INS)                     6.50       7/01/2030        45,107

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5  | USAA Tax Exempt Long-Term Fund
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
PRINCIPAL                                                                                        MARKET
AMOUNT                                                             COUPON          FINAL          VALUE
(000)        SECURITY                                                RATE       MATURITY          (000)
-------------------------------------------------------------------------------------------------------
$   3,000    Schaumburg (INS)                                        5.25%     12/01/2034    $    3,064
    1,000    University of Illinois (g)                              5.13       4/01/2036           982
    4,071    Village of Gilberts (INS)                               4.75       3/01/2030         3,693
    1,500    Village of Round Lake (INS)                             4.70       3/01/2033         1,425
                                                                                             ----------
                                                                                                231,393
                                                                                             ----------
             INDIANA (2.0%)
    3,440    Finance Auth.                                           5.00      10/01/2033         3,452
   15,780    Health and Educational Facility Financing Auth.         5.00       2/15/2036        14,250
   16,000    Health and Educational Facility Financing Auth.(b)      5.00       2/15/2039        14,307
    6,000    Indianapolis (INS)                                      5.50       1/01/2038         6,252
    7,500    Rockport (INS)                                          4.63       6/01/2025         7,030
                                                                                             ----------
                                                                                                 45,291
                                                                                             ----------
             IOWA (0.6%)
    1,000    Finance Auth. (INS)                                     5.25       5/15/2021         1,001
    3,495    Finance Auth. (INS)                                     5.25       5/15/2026         3,496
    5,000    Finance Auth. (INS)                                     4.75      12/01/2031         4,239
    5,000    Finance Auth. (INS)                                     5.00      12/01/2039         4,128
                                                                                             ----------
                                                                                                 12,864
                                                                                             ----------
             KANSAS (1.2%)
    9,000    Burlington (INS)                                        4.85       6/01/2031         8,772
   10,370    Wyandotte County                                        5.00      12/01/2020        10,629
   13,200    Wyandotte County                                        6.07(c)    6/01/2021         7,421
                                                                                             ----------
                                                                                                 26,822
                                                                                             ----------
             KENTUCKY (0.7%)
    1,000    Economic Dev. Finance Auth. (INS)                       6.00      12/01/2033         1,038
    4,000    Economic Dev. Finance Auth. (INS)                       6.00      12/01/2038         4,115
    5,000    Municipal Power Agency (INS)                            5.00       9/01/2037         4,889
    4,000    Ohio County                                             6.00       7/15/2031         4,025
    2,000    Owen County                                             6.25       6/01/2039         2,081
                                                                                             ----------
                                                                                                 16,148
                                                                                             ----------
             LOUISIANA (1.8%)
    2,500    Lafayette Public Trust Financing Auth. (INS)            5.50      10/01/2035         2,546
    3,750    Local Government Environmental Facilities and
                Community Dev. Auth.                                 6.50       8/01/2029         3,912
   25,000    Parish of St. John the Baptist                          5.13       6/01/2037        24,002
   10,000    Public Facilities Auth.                                 5.00       6/01/2030        10,058
                                                                                             ----------
                                                                                                 40,518
                                                                                             ----------
             MARYLAND (1.0%)
    2,500    EDC                                                     6.20       9/01/2022         2,924
    5,000    Health and Higher Educational Facilities Auth.          5.75       1/01/2033         4,809
    6,000    Health and Higher Educational Facilities Auth.          5.75       1/01/2038         5,629
    9,965    Health and Higher Educational Facilities Auth.          4.75       5/15/2042         8,700
                                                                                             ----------
                                                                                                 22,062
                                                                                             ----------
             MASSACHUSETTS (1.0%)
    2,000    Development Finance Agency (INS)                        5.25       3/01/2026         1,964
   10,000    Health and Educational Facilities Auth.                 6.25       7/01/2030        10,580
    3,500    Health and Educational Facilities Auth.                 5.00       7/15/2032         3,010
    1,250    Health and Educational Facilities Auth.                 5.00       7/01/2033         1,094
      500    Health and Educational Facilities Auth.                 5.00       7/15/2037           414
    5,000    School Building Auth. (INS)                             4.75       8/15/2032         5,027
                                                                                             ----------
                                                                                                 22,089
                                                                                             ----------

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                                                   Portfolio of Investments |  6

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
PRINCIPAL                                                                                        MARKET
AMOUNT                                                             COUPON          FINAL          VALUE
(000)        SECURITY                                                RATE       MATURITY          (000)
-------------------------------------------------------------------------------------------------------
             MICHIGAN (1.0%)
$  49,395    Building Auth. (INS)                                    5.01%(c)  10/15/2030    $   15,187
    4,500    Lansing Board of Water & Light                          5.00       7/01/2037         4,530
    3,000    Strategic Fund                                          5.63       7/01/2020         3,344
                                                                                             ----------
                                                                                                 23,061
                                                                                             ----------
             MINNESOTA (1.1%)
    4,000    Chippewa County                                         5.50       3/01/2037         3,739
    7,369    Higher Education Facilities Auth., acquired
                8/28/2006; Cost $7,462 (d),(e)                       5.43       8/28/2031         7,069
    2,500    Higher Education Facilities Auth.                       5.00      10/01/2039         2,536
    3,000    St. Louis Park                                          5.75       7/01/2030         3,036
   10,000    Washington County Housing and Redevelopment Auth.       5.50      11/15/2027         8,881
                                                                                             ----------
                                                                                                 25,261
                                                                                             ----------
             MISSISSIPPI (0.4%)
    1,250    Hospital Equipment and Facilities Auth.                 5.25      12/01/2031         1,178
    8,750    Warren County                                           4.80       8/01/2030         8,134
                                                                                             ----------
                                                                                                  9,312
                                                                                             ----------
             MISSOURI (1.7%)
   25,000    Cape Girardeau County IDA                               5.00       6/01/2036        21,385
    1,000    Cape Girardeau County IDA                               5.75       6/01/2039         1,021
    8,000    Cass County                                             5.63       5/01/2038         6,943
    2,000    Dev. Finance Board                                      5.00       6/01/2035         1,909
    7,500    Health and Educational Facilities Auth.                 5.50      11/15/2033         7,627
                                                                                             ----------
                                                                                                 38,885
                                                                                             ----------
             MONTANA (0.5%)
    6,500    Forsyth (INS)                                           4.65       8/01/2023         6,725
    5,000    Forsyth                                                 5.00       5/01/2033         5,114
                                                                                             ----------
                                                                                                 11,839
                                                                                             ----------
             NEBRASKA (0.1%)
    2,250    Douglas County Hospital Auth.                           6.13       8/15/2031         2,369
                                                                                             ----------
             NEVADA (1.9%)
    4,000    Clark County (INS)                                      5.00       7/01/2026         4,107
   11,000    Clark County                                            5.13       7/01/2034        10,839
    5,000    Clark County (INS)                                      5.25       7/01/2039         4,975
   12,410    Clark County EDC                                        5.00       5/15/2029        12,431
   10,420    Truckee Meadows Water Auth. (INS)                       4.88       7/01/2034        10,016
                                                                                             ----------
                                                                                                 42,368
                                                                                             ----------
             NEW JERSEY (1.9%)
    3,000    Camden County Improvement Auth.                         5.75       2/15/2034         2,758
    5,000    EDA                                                     5.50       6/15/2024         4,777
    6,000    EDA                                                     5.00       9/01/2024         6,188
    6,000    EDA                                                     5.75       6/15/2029         5,679
    2,150    EDA                                                     5.50       6/15/2031         1,958
   11,500    Health Care Facilities Financing Auth.                  5.00       7/01/2029         9,196
   57,630    Health Care Facilities Financing Auth.                  5.07(c)    7/01/2032        13,313
                                                                                             ----------
                                                                                                 43,869
                                                                                             ----------
             NEW MEXICO (1.5%)
   32,380    Farmington                                              4.88       4/01/2033        28,268

================================================================================

7  | USAA Tax Exempt Long-Term Fund

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                             COUPON          FINAL          VALUE
(000)        SECURITY                                                RATE       MATURITY          (000)
-------------------------------------------------------------------------------------------------------
$   5,000    Farmington                                              5.90%      6/01/2040    $    4,786
                                                                                             ----------
                                                                                                 33,054
                                                                                             ----------
             NEW YORK (3.6%)
    2,040    Buffalo and Erie County Industrial Land Dev. Corp.      5.38      10/01/2041         2,028
   21,485    Dormitory Auth.                                         6.00       8/15/2016        24,216
    2,280    Dormitory Auth.                                         5.25       7/01/2024         2,357
    2,250    Dormitory Auth.                                         5.25       7/01/2029         2,249
   16,130    Liberty Dev. Corp.                                      5.25      10/01/2035        16,151
    2,000    Long Island Power Auth.                                 5.75       4/01/2039         2,141
        5    New York City                                           5.30      12/01/2018             5
    5,025    New York City                                           5.88       8/01/2019         5,271
    5,000    New York City                                           5.13      12/01/2028         5,286
       80    New York City GO (PRE)                                  5.88       8/01/2019            85
    1,500    New York City Municipal Water Finance Auth.             5.00       6/15/2037         1,533
    7,500    New York City Transitional Finance Auth.                5.00       1/15/2034         7,661
   10,000    Triborough Bridge and Tunnel Auth.                      5.00      11/15/2031        10,454
    2,000    Troy Capital Resource Corp.                             5.00       9/01/2030         2,005
                                                                                             ----------
                                                                                                 81,442
                                                                                             ----------
             NORTH CAROLINA (1.2%)
   10,000    Capital Facilities Finance Agency                       4.63      11/01/2040         9,302
    3,750    Charlotte-Mecklenberg Hospital Auth.                    5.25       1/15/2034         3,825
    5,000    Columbus County Industrial Facilities & Pollution
                Control Financing Auth.                              6.25      11/01/2033         5,217
    5,250    State Medical Care Commission                           5.00       7/01/2033         4,786
    4,000    Wake County Industrial Facilities and Pollution
                Control Financing Auth.                              5.38       2/01/2017         4,139
                                                                                             ----------
                                                                                                 27,269
                                                                                             ----------
             NORTH DAKOTA (0.3%)
    4,685    Fargo                                                   6.25      11/01/2031         5,027
    2,500    McLean County                                           4.88       7/01/2026         2,513
                                                                                             ----------
                                                                                                  7,540
                                                                                             ----------
             OHIO (1.9%)
    6,000    Air Quality Dev. Auth.                                  5.70       8/01/2020         6,371
   20,000    Buckeye Tobacco Settlement Financing Auth.              5.88       6/01/2030        15,874
   10,000    Buckeye Tobacco Settlement Financing Auth.              5.75       6/01/2034         7,518
    4,640    Higher Education Facility Commission (INS)              5.00       5/01/2036         3,778
    2,000    Lake County                                             5.63       8/15/2029         1,916
    6,325    Lorain County                                           5.25       2/01/2021         6,326
                                                                                             ----------
                                                                                                 41,783
                                                                                             ----------
             OKLAHOMA (2.7%)
   14,705    Chickasaw Nation (d)                                    6.00      12/01/2025        15,969
   13,125    Chickasaw Nation (d)                                    6.25      12/01/2032        14,106
    4,500    Municipal Power Auth. (INS)                             4.50       1/01/2047         4,104
    7,500    Norman Regional Hospital Auth. (INS)                    5.50       9/01/2023         7,210
    3,100    Norman Regional Hospital Auth.                          5.38       9/01/2029         2,755
    8,695    Norman Regional Hospital Auth.                          5.38       9/01/2036         7,283
    7,600    Norman Regional Hospital Auth.                          5.13       9/01/2037         5,753
    2,675    Tulsa Industrial Auth.                                  5.00      10/01/2037         2,655
                                                                                             ----------
                                                                                                 59,835
                                                                                             ----------
             OREGON (0.1%)
    1,815    Keizer                                                  5.20       6/01/2031         1,853
                                                                                             ----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                             COUPON          FINAL          VALUE
(000)        SECURITY                                                RATE       MATURITY          (000)
-------------------------------------------------------------------------------------------------------
             PENNSYLVANIA (0.9%)
$     750    Allegheny County Higher Education Building Auth.        5.50%      3/01/2031    $      787
    1,110    Allegheny County IDA                                    5.13       9/01/2031           949
    4,000    Allegheny County Sanitary Auth. (INS)                   5.00       6/01/2040         4,022
    7,000    Economic Development Financing Auth.                    4.00      10/01/2023         6,594
    1,870    Erie Parking Auth. (INS)                                5.13       9/01/2032         1,944
    2,295    Erie Parking Auth. (INS)                                5.20       9/01/2035         2,366
    3,200    Washington County IDA                                   5.00      11/01/2036         3,056
                                                                                             ----------
                                                                                                 19,718
                                                                                             ----------
             RHODE ISLAND (1.2%)
    5,700    EDC (INS)                                               5.00       7/01/2031         5,347
   12,185    EDC (INS)                                               5.00       7/01/2036        10,782
      975    Housing and Mortgage Finance Corp.                      6.85      10/01/2024           977
    9,950    Housing and Mortgage Finance Corp.                      4.85       4/01/2033         9,724
                                                                                             ----------
                                                                                                 26,830
                                                                                             ----------
             SOUTH CAROLINA (2.4%)
    5,000    Georgetown County                                       5.70       4/01/2014         5,408
    2,250    Greenwood County                                        5.38      10/01/2039         2,229
    2,300    Jobs EDA (INS)                                          5.25       2/01/2021         2,301
    3,750    Jobs EDA (INS)                                          5.38       2/01/2026         3,623
   12,580    Jobs EDA (PRE)                                          6.00      11/15/2026        13,560
   12,420    Jobs EDA                                                6.00      11/15/2026        12,502
   10,000    Jobs EDA (INS)                                          4.60       4/01/2027         8,780
    5,200    Tobacco Settlement Revenue Management Auth.             5.00       6/01/2018         5,207
                                                                                             ----------
                                                                                                 53,610
                                                                                             ----------
             SOUTH DAKOTA (0.4%)
    2,500    Health and Educational Facilities Auth.                 5.25      11/01/2027         2,528
    2,500    Health and Educational Facilities Auth.                 5.25      11/01/2029         2,573
    3,000    Health and Educational Facilities Auth.                 5.25       7/01/2038         2,970
                                                                                             ----------
                                                                                                  8,071
                                                                                             ----------
             TENNESSEE (1.7%)
    4,240    Jackson                                                 5.50       4/01/2033         4,316
    3,000    Johnson City Health and Educational Facilities Board    5.50       7/01/2031         2,840
    5,000    Johnson City Health and Educational Facilities Board    5.50       7/01/2036         4,582
    5,605    Shelby County (PRE)                                     6.38       9/01/2019         5,980
    9,395    Shelby County (PRE)                                     6.38       9/01/2019        10,023
   11,075    Sullivan County Health Educational & Housing
                Facilities Board                                     5.25       9/01/2036         9,832
                                                                                             ----------
                                                                                                 37,573
                                                                                             ----------
             TEXAS (20.1%)
   19,500    Bell County Health Facilities Dev. Corp. (ETM)          6.50       7/01/2019        24,216
    1,520    Bexar County                                            5.00       7/01/2033         1,356
    1,795    Bexar County                                            5.00       7/01/2037         1,558
    6,000    Central Texas Regional Mobility Auth.                   5.75       1/01/2031         5,984
    5,000    Cypress-Fairbanks ISD (NBGA)                            5.00       2/15/2035         5,159
   12,100    Denton ISD (NBGA)                                       5.16(c)    8/15/2028         5,162
   13,885    Denton ISD (NBGA)                                       5.18(c)    8/15/2029         5,586
   11,220    Denton ISD (NBGA)                                       5.20(c)    8/15/2030         4,259
   15,645    Denton ISD (NBGA)                                       5.22(c)    8/15/2031         5,598
    5,000    Duncanville ISD (NBGA)                                  4.63       2/15/2029         5,102

================================================================================

9  | USAA Tax Exempt Long-Term Fund

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                             COUPON          FINAL          VALUE
(000)        SECURITY                                                RATE       MATURITY          (000)
-------------------------------------------------------------------------------------------------------
$   2,240    Eagle Mountain-Saginaw ISD (NBGA)                       4.50%      8/15/2033    $    2,229
    9,155    Ennis ISD (NBGA)                                        4.70(c)    8/15/2034         2,584
    9,155    Ennis ISD (NBGA)                                        4.71(c)    8/15/2035         2,425
    9,000    Fort Worth                                              6.00       3/01/2029         9,576
    8,085    Fort Worth                                              6.25       3/01/2033         8,550
    4,020    Guadalupe-Blanco River Auth. (INS)                      5.00       5/15/2039         3,882
    3,000    Harlandale ISD (NBGA)                                   4.75       8/15/2036         3,020
   20,100    Harris County (PRE)                                     4.75      10/01/2031        23,410
    4,900    Harris County                                           4.75      10/01/2031         5,004
    4,000    Harris County Education Facilities Finance Corp.        5.25      10/01/2029         4,138
    1,500    Harris County Health Facilities Dev. Corp.              7.25      12/01/2035         1,660
    7,000    Harris County IDC                                       5.00       2/01/2023         7,232
    2,660    Hopkins County Hospital District                        5.75       2/15/2028         2,454
    2,000    Hopkins County Hospital District                        6.00       2/15/2033         1,791
    2,255    Hopkins County Hospital District                        6.00       2/15/2038         1,979
   12,500    Houston Airport System                                  5.50       7/01/2034        12,959
   22,000    Houston ISD (NBGA)                                      5.00       2/15/2033        22,822
    5,000    Irving ISD (NBGA)                                       5.38(c)    2/15/2028         2,157
   22,000    Judson ISD (NBGA) (b)                                   4.50       2/01/2035        21,731
    7,750    Kerrville Health Facilities Dev. Corp.                  5.38       8/15/2035         6,981
    3,000    Laredo CCD (INS)                                        5.25       8/01/2035         3,042
   12,700    Lower Colorado River Auth. (INS)                        5.00       5/15/2031        12,738
    5,300    Matagorda County                                        6.30      11/01/2029         5,577
    4,235    Mesquite Health Facilities Dev. Corp.                   5.63       2/15/2035         3,795
      855    Midlothian Dev. Auth.                                   5.13      11/15/2026           732
    7,900    Midlothian ISD (NBGA) (PRE)                             5.00       2/15/2034         8,135
    1,275    Midlothian ISD (NBGA)                                   5.00       2/15/2034         1,280
   11,500    North Central Health Facilities Dev. Corp. (INS)        5.25       8/15/2022        11,808
    3,000    North Texas Tollway Auth.                               5.63       1/01/2028         3,132
    5,000    North Texas Tollway Auth.                               5.63       1/01/2033         5,083
   15,000    North Texas Tollway Auth.                               5.63       1/01/2033        15,249
   15,000    North Texas Tollway Auth.                               5.75       1/01/2033        15,113
    3,000    North Texas Tollway Auth.                               7.55(c)    9/01/2037           526
   12,500    North Texas Tollway Auth.                               5.75       1/01/2040        12,567
    9,960    Port of Corpus Christi IDC                              5.45       4/01/2027         9,186
    5,490    Red River Education Finance Corp.                       4.38       3/15/2027         5,529
    1,000    San Leanna Education Facilities Corp.                   5.13       6/01/2026           990
    1,815    San Leanna Education Facilities Corp.                   5.13       6/01/2027         1,776
    6,025    San Leanna Education Facilities Corp.                   4.75       6/01/2032         5,241
    2,395    San Leanna Education Facilities Corp.                   5.13       6/01/2036         2,107
    7,205    Schertz - Cibolo - Universal City ISD (NBGA)            5.09(c)    2/01/2033         2,326
    6,200    Schertz - Cibolo - Universal City ISD (NBGA)            5.11(c)    2/01/2035         1,760
    1,100    Tarrant County Cultural Education Facilities
                Finance Corp.                                        6.00      11/15/2026         1,066
    6,315    Tarrant County Cultural Education Facilities
                Finance Corp.                                        5.63      11/15/2027         5,798
    4,000    Tarrant County Cultural Education Facilities
                Finance Corp.                                        6.00      11/15/2036         3,701
   13,000    Tarrant County Cultural Education Facilities
                Finance Corp.                                        5.13       5/15/2037        11,076
    4,000    Tarrant County Cultural Education Facilities
                Finance Corp.                                        5.75      11/15/2037         3,501
    4,000    Transportation Commission                               4.50       4/01/2033         3,970
    4,595    Tyler Health Facilities Dev. Corp. (PRE)                5.75       7/01/2027         5,032
   22,000    Tyler Health Facilities Dev. Corp.                      5.25      11/01/2032        19,307
   10,000    Tyler Health Facilities Dev. Corp.                      5.00       7/01/2033         8,602
    8,585    Tyler Health Facilities Dev. Corp. (PRE)                5.75       7/01/2033         9,402
    2,500    Tyler Health Facilities Dev. Corp.                      5.00       7/01/2037         2,090
    5,000    Tyler Health Facilities Dev. Corp.                      5.38      11/01/2037         4,272
    1,000    Uptown Dev. Auth.                                       5.50       9/01/2029         1,006
   22,620    Veterans' Land Board (b)                                6.25       8/01/2035        23,444
    3,000    Weatherford ISD (NBGA)                                  4.83(c)    2/15/2027         1,434
    2,500    Weatherford ISD (NBGA)                                  4.84(c)    2/15/2028         1,131
    3,105    Weatherford ISD (NBGA)                                  5.45       2/15/2030         3,222

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                             COUPON          FINAL          VALUE
(000)        SECURITY                                                RATE       MATURITY          (000)
-------------------------------------------------------------------------------------------------------
$   6,360    West Harris County Regional Water Auth. (INS)           4.70%     12/15/2030    $    6,351
                                                                                             ----------
                                                                                                452,661
                                                                                             ----------
             VIRGINIA (2.0%)
   11,280    College Building Auth.                                  5.00       6/01/2026        11,198
    5,000    College Building Auth.                                  5.00       6/01/2029         4,755
      880    College Building Auth. (PRE)                            5.00       6/01/2036         1,040
    3,120    College Building Auth.                                  5.00       6/01/2036         2,801
    8,665    Farms of New Kent Community Dev. Auth.                  5.45       3/01/2036         5,611
   10,875    Lewistown Commerce Center Community Dev. Auth.,
                acquired 10/12/07; cost $10,875 (d),(e),(h)          6.05       3/01/2027         8,126
    1,300    Lewistown Commerce Center Community Dev. Auth.,
                acquired 10/12/07; cost $1,300 (d),(e),(h)           5.75       3/01/2019         1,079
    4,467    Peninsula Town Center Community Dev. Auth.              6.45       9/01/2037         4,143
    5,000    Small Business Financing Auth.                          5.25       9/01/2037         4,459
    2,917    Watkins Centre Community Dev. Auth.                     5.40       3/01/2020         2,832
                                                                                             ----------
                                                                                                 46,044
                                                                                             ----------
             WASHINGTON (1.6%)
    7,665    Health Care Facilities Auth. (INS)                      5.25      10/01/2021         7,733
   13,030    Health Care Facilities Auth. (INS)                      4.75      12/01/2031        10,977
    2,500    Health Care Facilities Auth. (INS)                      6.00       8/15/2039         2,641
    5,000    Housing Finance Commission (INS)                        6.00       7/01/2029         5,000
    8,730    Snohomish County (INS) (PRE)                            5.13      12/01/2021         8,908
    1,100    Snohomish County (INS) (PRE)                            5.13      12/01/2021         1,122
                                                                                             ----------
                                                                                                 36,381
                                                                                             ----------
             WEST VIRGINIA (0.3%)
    2,000    EDA                                                     5.38      12/01/2038         1,968
    2,500    West Virginia Univ. Board of Governors (INS)            5.00      10/01/2027         2,561
    2,500    West Virginia Univ. Board of Governors (INS)            5.00      10/01/2028         2,560
                                                                                             ----------
                                                                                                  7,089
                                                                                             ----------
             WISCONSIN (0.8%)
      635    Health & Educational Facilities Auth.                   5.38      10/01/2021           644
    5,000    Health & Educational Facilities Auth.                   5.75      11/15/2030         5,271
   10,600    Health & Educational Facilities Auth.                   5.38       2/15/2034         9,959
    2,500    Health & Educational Facilities Auth.                   5.38       8/15/2037         2,513
                                                                                             ----------
                                                                                                 18,387
                                                                                             ----------
             WYOMING (0.5%)
    2,360    Municipal Power Agency                                  5.50       1/01/2033         2,445
    2,300    Municipal Power Agency                                  5.50       1/01/2038         2,357
    6,000    Sweetwater County                                       5.25       7/15/2026         6,346
                                                                                             ----------
                                                                                                 11,148
                                                                                             ----------
             Total Fixed-Rate Instruments (cost: $2,219,882)                                  2,121,028
                                                                                             ----------
             PUT BONDS (1.6%)

             ARIZONA (0.6%)
   12,500    Maricopa County                                         6.00       5/01/2029        13,576
                                                                                             ----------
             INDIANA (0.4%)
    9,000    Rockport                                                6.25       6/01/2025         9,997
                                                                                             ----------
             LOUISIANA (0.5%)
   10,000    Public Facilities Auth.                                 7.00      12/01/2038        10,207
                                                                                             ----------

================================================================================

11  | USAA Tax Exempt Long-Term Fund

================================================================================

PRINCIPAL
AMOUNT                                                             COUPON          FINAL          VALUE
(000)        SECURITY                                                RATE       MATURITY          (000)
-------------------------------------------------------------------------------------------------------
             VIRGINIA (0.1%)
$   1,476    Farms of New Kent Community Dev. Auth.                  5.13%      3/01/2036    $      908
    2,000    Farms of New Kent Community Dev. Auth.                  5.80       3/01/2036         1,364
                                                                                             ----------
                                                                                                  2,272
                                                                                             ----------
             Total Put Bonds (cost: $34,756)                                                     36,052
                                                                                             ----------
             VARIABLE-RATE DEMAND NOTES (3.4%)

             ALABAMA (0.1%)
    3,025    Mobile Medical Clinic Board (LOC - Regions Bank)        3.81       3/01/2022         3,025
                                                                                             ----------
             CALIFORNIA (1.0%)
   23,540    San Diego County Regional Transportation Commission
                (LIQ)                                                2.50       4/01/2038        23,540
                                                                                             ----------
             ILLINOIS (0.1%)
    2,730    State (LIQ)                                             3.10      10/01/2033         2,730
                                                                                             ----------
             MULTI-STATE (0.3%)
    6,160    Non-Profit Preferred Funding Trust I (LIQ) (d)          0.90       9/15/2037         6,160
                                                                                             ----------
             PUERTO RICO (0.9%)
   20,460    Electric Power Auth. (LIQ)(LOC - Dexia Credit
                Local) (d)                                           2.60       7/01/2026        20,460
                                                                                             ----------
             TEXAS (0.5%)
   10,325    North East ISD (LIQ)(NBGA) (d)                          2.00       2/01/2029        10,325
                                                                                             ----------
             WASHINGTON (0.5%)
   11,300    Housing Finance Commission (LOC - HSH Nordbank A.G.)    1.07       3/01/2036        11,300
                                                                                             ----------
             Total Variable-Rate Demand Notes (cost: $77,540)                                    77,540
                                                                                             ----------

             TOTAL INVESTMENTS (COST: $2,332,178)                                            $2,234,620
                                                                                             ==========


($ IN 000s)                                    VALUATION HIERARCHY
                                               -------------------

                                     (LEVEL 1)
                                   QUOTED PRICES       (LEVEL 2)
                                     IN ACTIVE           OTHER           (LEVEL 3)
                                      MARKETS         SIGNIFICANT       SIGNIFICANT
                                   FOR IDENTICAL      OBSERVABLE       UNOBSERVABLE
ASSETS                                ASSETS            INPUTS            INPUTS               TOTAL
----------------------------------------------------------------------------------------------------
FIXED-RATE INSTRUMENTS             $          --      $ 2,121,028      $          --    $  2,121,028
PUT BONDS                                     --           36,052                 --          36,052
VARIABLE-RATE DEMAND NOTES                    --           77,540                 --          77,540
----------------------------------------------------------------------------------------------------
TOTAL                              $          --      $ 2,234,620      $          --    $  2,234,620
----------------------------------------------------------------------------------------------------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                FIXED-RATE INSTRUMENTS
------------------------------------------------------------------------------------------------------
Balance as of March 31, 2011                                                                    $6,978
Purchases                                                                                            -
Sales                                                                                                -
Transfers into Level 3                                                                               -
Transfers out of Level 3                                                                        (6,978)
Net realized gain                                                                                    -
Change in net unrealized appreciation/depreciation                                                   -
------------------------------------------------------------------------------------------------------
 Balance as of June 30, 2011                                                                    $    -
------------------------------------------------------------------------------------------------------

For the period of April 1, 2011, through June 30, 2011, there were no significant transfers of securities between levels 1 and 2. Fixed-rate instruments with a value of $6,978,000 were transferred from Level 3 to Level 2 as market quotations from the pricing service became available. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

13  | USAA Tax Exempt Long-Term Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Long-Term Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

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14  | USAA Tax Exempt Long-Term Fund

================================================================================

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include fixed-rate instruments and put bonds, valued based on methods discussed in Note A1, and variable-rate demand notes, which are valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of June 30, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2011, were $60,554,000 and $158,112,000, respectively, resulting in net unrealized depreciation of $97,558,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,254,241,000 at June 30, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

================================================================================

15  | USAA Tax Exempt Long-Term Fund

================================================================================

SPECIFIC NOTES

(a) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.
(b) At June 30, 2011, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(c) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(e) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at June 30, 2011, was $44,353,000, which represented 2.0% of the Fund's net assets.
(f) Currently the issuer is in default with respect to interest and/or principal payments.
(g) At June 30, 2011, the aggregate market value of securities purchased on a when-issued basis was $982,000.
(h) Security was fair valued at June 30, 2011, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

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                                            Notes Portfolio of Investments |  16



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.














SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended June 30, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    08/26/2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:      08/26/2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     08/26/2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.